UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010

Check here if Amendment [ X ]; Amendment Number:__1___
    This Amendment (Check only one):[ X ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	11/17/2010

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:83
Form 13F Information Table Value Total:	409691

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Sh Common G03910109 10937 24533809 SH Sole
24533809 0

Benda Pharmaceuticals Inc Common 08165P108 558 22337998 SH Sole 22337998 0

China Biotics Inc Com Common 16937B109 990 90000 SH Sole 90000 0

China Farm Equipment Ltd Common Y1489R101 117 615000 SH Sole 615000 0

China Farm Equipment Ltd Common Y1489R101 20 105000 SH Other 01 0 105000

China Housing and Land Develop Common 16939V103 2897 1448580 SH Sole
1448580 0

China Housing and Land Develop Common 16939V103 446 223081 SH Other 01 0
223081

China Pharma Hldgs Inc Com Common 16941T104 5243 2105516 SH Sole 2105516 0

China Pharma Hldgs Inc Com Common 16941T104 154 61900 SH Other 01 0 61900

China Ritar Power Corp Common 169423100 10709 3783962 SH Sole 3783962 0

China Ritar Power Corp Common 169423100 1411 498600 SH Other 01 0 498600

China Shoto Ord Gbp0.10 Common G2158V100 470 153000 SH Sole 153000 0

China Shoto Ord Gbp0.10 Common G2158V100 129 42000 SH Other 01 0 42000

China Sky One Med Inc Com Common 16941P102 5478 723647 SH Sole 723647 0

China Yida Hldg Co Com New Common 16945D204 25130 2776779 SH Sole 2776779 0

China Yida Hldg Co Com New Common 16945D204 1197 132300 SH Other 01 0 132300

China Zenith Chemical Group Lt Common G215A1103 15186 462324326 SH Sole
462324326 0

China Zenith Chemical Group Lt Common G215A1103 3010 91635000 SH Other 01
0 91635000

Conocophillips Nfs Llc Is Common 20825C104 4032 70203 SH Sole 70203 0

Conocophillips Nfs Llc Is Common 20825C104 975 16983 SH Other 01 0 16983

Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0

Dnb Nor Asa Ord Shs Common R1812S105 31950 2337380 SH Sole 2337380 0

Dnb Nor Asa Ord Shs Common R1812S105 8732 638800 SH Other 01 0 638800

Eiker Sparebank Asa Primary Ca Common R1984E108 520 87023 SH Sole 87023 0

Enerchina Holdings Limited Hk Common G30392131 7398 452224450 SH Sole
452224450 0

Enerchina Holdings Limited Hk Common G30392131 2655 162298263 SH Other 01 0
162298263

Exxon Mobil Corporation Common 30231G102 216 3500 SH Sole 3500 0

Far Eastone Telecommunication Common Y7540C108 4268 3047802 SH Sole
3047802 0

Far Eastone Telecommunication Common Y7540C108 931 664505 SH Other 01 0
664505

First Citizens Bancshares Common 319462107 207 8868 SH Sole 8868 0

Full Apex Holdings Ltd Shs Common G3687W106 11377 74823999 SH Sole
74823999 0

Full Apex Holdings Ltd Shs Common G3687W106 3466 22796100 SH Other 01 0
22796100

Fushi Intl Inc Com Common 36113C101 17184 1977426 SH Sole 1977426 0

Fushi Intl Inc Com Common 36113C101 3304 380246 SH Other 01 0 380246

Guangdong Nan Yue Logistics Co Common Y2930Z106 4850 19608269 SH Sole
19608269 0

Guangdong Nan Yue Logistics Co Common Y2930Z106 1194 4828731 SH Other 01 0
4828731

Huiyin Household Appliances Common B6448T4HK 16054 60574843 SH Sole
60574843 0

Jiangbo Pharmaceuticals Inc Common 47737R101 1000 133461 SH Sole 133461 0

Kingboard Copper Foil Hldgs Or Common G52567107 15783 59314028 SH Sole
59314028 0

Kingboard Copper Foil Hldgs Or Common G52567107 4388 16490000 SH Other 01 0
16490000

Liandi Clean Technology Inc Co Common 52989W105 350 100000 SH Sole 100000 0

Luye Pharma Group Ltd Common G5722Z101 12276 14679870 SH Sole 14679870 0

Luye Pharma Group Ltd Common G5722Z101 2314 2767000 SH Other 01 0 2767000

Mobileone Ltd Common Y8838Q122 12556 7541395 SH Sole 7541395 0

Mobileone Ltd Common Y8838Q122 4039 2426000 SH Other 01 0 2426000

Murphy Oil Corp Common 626717102 495 8000 SH Sole 8000 0

Orient Paper Inc Common 68619F205 2170 500000 SH Sole 500000 0

People S Food Holdings Ltd Common G7000R108 3448 7142265 SH Sole 7142265 0

People S Food Holdings Ltd Common G7000R108 1483 3071000 SH Other 01 0
3071000

Qiao Xing Mobile Communicat Common G73031109 3032 899834 SH Sole 899834 0

Qiao Xing Mobile Communicat Common G73031109 803 238350 SH Other 01 0
238350

RCG Holdings Ltd HK Common ZZZ99V928 1422 2374037 SH Sole 2374037 0

RCG Holdings Ltd HK Common ZZZ99V928 216 360000 SH Other 01 0 360000

Regal Petroleum Plc Shs Common G7476L106 5835 20015952 SH Sole 20015952 0

Regal Petroleum Plc Shs Common G7476L106 1429 4900557 SH Other 01 0
4900557

Sandnes Sparebank Primary Ca Common R74676108 226 14850 SH Sole 14850 0

SGOCO Technology Ltds Common G80751103 2000 250000 SH Sole 250000 0

Shengtai Pharmaceutical Common 823214101 3786 2912568 SH Sole 2912568
0

Singapore Reinsurance Npv Common Y7996A101 2417 11559419 SH Sole
11559419 0

Singapore Reinsurance Npv Common Y7996A101 833 3983300 SH Other 01 0
3983300

Sinolink Worldwide Hldgs Ltd Common G8165B102 9167 58331750 SH Sole
58331750 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 3183 20256500 SH Other 01 0
20256500

Sparebanken Midt Norge Common R82401101 1358 162360 SH Sole 162360 0

Sparebanken Midt Norge Common R82401101 367 43920 SH Other 01 0 43920

Sparebanken Nord Norge Prim Common R8288N106 4042 228723 SH Sole 228723 0

Sparebanken Nord Norge Prim Common R8288N106 984 55665 SH Other 01 0 55665

Sparebanken Vest As Primary Ca Common R8323C107 395 51400 SH Sole 51400 0

Taiwan Mobile Co Ltdshs Common Y84153215 9367 4537094 SH Sole 4537094 0

Taiwan Mobile Co Ltdshs Common Y84153215 1613 781471 SH Other 01 0 781471

Tethys Petroleum Limited Usd O Common G87636109 45715 28770800 SH Sole
28770800 0

Tethys Petroleum Limited Usd O Common G87636109 7686 4837000 SH Other 01 0
4837000

Tianyin Pharmaceutical Co Inc Common 88630M104 6495 2144780 SH Sole 2144780 0

Tianyin Pharmaceutical Co Inc Common 88630M104 371 122450 SH Other 01 0
122450

Totens Sparebank As Primary Ca Common R92151100 1314 82727 SH Sole 82727 0

Totens Sparebank As Primary Ca Common R92151100 187 11780 SH Other 01 0 11780

Truly Intl Hldgs Hkd0.10 Common G91019102 8541 5899000 SH Sole 5899000 0

Truly Intl Hldgs Hkd0.10 Common G91019102 2544 1757000 SH Other 01 0 1757000

United Food Holdingsltd Common G9232V105 2644 53510900 SH Sole 53510900 0

United Food Holdingsltd Common G9232V105 916 18536488 SH Other 01 0 18536488

VLOV Common 918258104 1041 347128 SH Sole 347128 0

Wuyi International Pharmaceut Common G98089108 14581 155062500 SH Sole
155062500 0

Wuyi International Pharmaceut Common G98089108 1482 15762500 SH Other 01 0
15762500

         409691